ORGANIZATION, BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 06, 2016	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ORGANIZATION AND BUSINESS [Line Items]
Business Development			$ 7,280,000
Net Loss				$ 3,378,856	$ 1,718,690	$ 5,270,483	$ 2,753,642
Cash and Cash Equivalents, at Carrying Value, Total			1,062,499	$ 79,834	1,062,499	317,627	$ 844,043	$ 6,306
Accrued Fees and Other Revenue Receivable			1,000,000		$ 1,000,000	$ 105,000,000
First Tranche Amount Receivable After Enrollment Of First Patient In Ophthalmic Trial			$ 500,000
Second Tranche Amount Receivable After Enrollment Of The First Patient In An Ophthalmic Trial		$ 500,000
Percentage Of Joint Venture Operating Loss Used In Share Calculation				49.00%		49.00%
Description of Equity Ownership Interest				RegeneRx’s ownership interest in ReGenTree is 49% and will be reduced to 42% when the clinical study report is filed for the Phase 3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 42% and 25%, with 25% being the final equity ownership upon approval of an NDA for Dry Eye Syndrome in the U.S. In the event the ReGenTree entity is acquired or there is a change of control that occurs following achievement of an NDA, RegeneRx shall be entitled to 40% of all change of control proceeds paid or payable and will forgo any future royalties.		RegeneRxs ownership interest in ReGenTree is 49% and will be reduced to 42% when the clinical study report is filed for the Phase 3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 42% and 25%, with 25% being the final equity ownership upon approval of an NDA for Dry Eye Syndrome in the U.S. In the event the ReGenTree entity is acquired or there is a change of control that occurs following achievement of an NDA, RegeneRx shall be entitled to 40% of all change of control proceeds paid or payable and will forgo any future royalties.
Subsequent Event [Member]
ORGANIZATION AND BUSINESS [Line Items]
Proceeds from Contributions from Affiliates	$ 250,000
ReGen Tree [Member] | Subsequent Event [Member]
ORGANIZATION AND BUSINESS [Line Items]
Proceeds from Royalties Received	$ 250,000